March 20, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

         Re:       Eaton Vance Municipal Income Trust (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-233835; 811-09141)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement filed on September 19, 2019 on Form N-2 with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act (Accession No. 0000940394-19-001272) (the “Shelf Registration Statement”).

The total registration fee for purposes of this filing is $3,463, which is the registration fee attributable to the unsold securities under the Fund's Registration Statement on Form N-2 (File No. 333-210445) filed September 20, 2016 and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Shelf Registration Statement is being amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on March 17, 2020 and by Lauren Hamilton of the SEC’s Division of Investment Management to the undersigned telephonically on March 19, 2020 regarding Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, filed on March 16, 2020 (“Pre-Effective Amendment No. 1”) (Accession No. 0000940394-20-000534), and to make certain other non-material changes as marked therein. We request that the Staff review the Amendment as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Amendment, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

Securities and Exchange Commission March 20, 2020 Page 2

The following comments were conveyed by Lisa Larkin on March 17, 2020.

  Comment: In the section of the Prospectus titled “Financial Highlights and Investment Performance – Financial Highlights,” the Staff notes that a table is included showing certain expense ratios based on net assets applicable to common shares plus preferred shares for the Fund’s ten most recent fiscal years. Please explain supplementally why no information is presented for the Fund’s most recent fiscal year ended November 30, 2019.

Response: The Fund did not include this information for its most recent fiscal year because the Fund did not have any preferred shares outstanding during this time. Expense ratios based on average daily net assets applicable to common shares for the fiscal year ended November 30, 2019 are presented in the Fund’s financial highlights included on page 23 of the Prospectus.

  Comment: The Fee Table under “Summary of Fund Expenses” indicates “None” with regard to Dividend Reinvestment Plan Fees. Please update the Fee Table to indicate the $5.00 service charge consistent with footnote 3.

Response: The Fee Table has been updated accordingly.

The following comment was conveyed by Lisa Larkin on March 17, 2020 and Lauren Hamilton on March 19, 2020.

  Comment: The Staff notes that the Consent of Independent Registered Public Accounting Firm (“Consent”) included as an exhibit to Pre-Effective Amendment No. 1 did not include a signature. Please file a signed Consent as an exhibit to the Fund’s subsequent amendment to its Registration Statement.

Response: The Fund will file a signed Consent as an exhibit to the Amendment.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Sincerely,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President